UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Operations LLC
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        August 8, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             NAME
28-11378                         Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               17

Form 13F Information Table Value Total:                      $15,169,438
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

NONE


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
           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION    CLASS

BLUEFLY INC                   COM              096227103      686,000      700,000      SHS
CENTENE CORP DEL              COM              15135B101    1,721,740       80,380      SHS
CONVERA CORP                  CL A             211919105      290,668       66,667      SHS
CONVERA CORP                  CL A             211919105      436,000      100,000      SHS
CONVERA CORP                  CL A             211919105      130,800       30,000      SHS
DELL INC                      COM              24702R101    1,427,500       50,000      SHS
EXPEDIA INC DEL               COM              30212P105    3,954,150      135,000      SHS
HOUSEVALUES INC               COM              44183Y102      175,031       38,300      SHS
IAC INTERACTIVECORP           COM NEW          44919P300      692,200       20,000      SHS
IAC INTERACTIVECORP           COM NEW          44919P300       52,192        1,508      SHS
IBIS TECHNOLOGY CORP          COM              450909106       15,300       10,000      SHS
INFINITY PPTY & CAS CORP      COM              45665Q103      760,950       15,000      SHS
KNOT INC                      COM              499184109      605,720       30,001      SHS
NET 1 UEPS TECHNOLOGIES INC   COM NEW          64107N206      603,750       25,000      SHS
NIKE INC                      CL B             654106103    1,398,960       24,000      SHS
OPSWARE INC                   COM              68383A101    1,437,437      151,150      SHS
PLANETOUT INC                 COM              727058109      781,040      565,971      SHS



                                                         -------------
                                                           15,169,438
                                                         =============


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

           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BLUEFLY INC                                 700,000                        700,000
CENTENE CORP DEL                             80,380                         80,380
CONVERA CORP                                 66,667                         66,667
CONVERA CORP                                100,000                        100,000
CONVERA CORP                                 30,000                         30,000
DELL INC                                     50,000                         50,000
EXPEDIA INC DEL                             135,000                        135,000
HOUSEVALUES INC                              38,300                         38,300
IAC INTERACTIVECORP                          20,000                         20,000
IAC INTERACTIVECORP                           1,508                          1,508
IBIS TECHNOLOGY CORP                         10,000                         10,000
INFINITY PPTY & CAS CORP                     15,000                         15,000
KNOT INC                                     30,001                         30,001
NET 1 UEPS TECHNOLOGIES INC                  25,000                         25,000
NIKE INC                                     24,000                         24,000
OPSWARE INC                                 151,150                        151,150
PLANETOUT INC                               565,971                        565,971





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